DISPOSAL OF SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
DISPOSAL OF SUBSIDIARIES
DISPOSAL OF SUBSIDIARIES

4. DISPOSAL OF SUBSIDIARIES

Disposal of Shenzhen Yunding Information Technology Co., Ltd. (“Yunding”)

In December 2020, the Group sold 26.7% equity interest in Yunding to its founder for cash consideration of RMB22,500. The consideration also included a loan receivable from Yunding amounting to RMB24,514 to be repaid annually over three years for which the Group has a right to convert the unpaid balance into equity interest of Yunding after December 31, 2023. Yunding was previously part of the Group's self-branded products and others segment. Subsequent to this disposal, the Group remeasured its remaining 24.3% investment in Yunding at fair value and accounted for it as equity method investment because the Group retained the ability to exercise significant influence. The fair value of its remaining investment in Yunding was estimated by using recent financing transaction of Yunding. The Group recognized RMB56,522 gain from deconsolidation of a subsidiary which was recorded as part of gain from deconsolidation of a subsidiary in the consolidated statements of operations for the year ended December 31, 2020. In 2021, the Group further sold 5% equity interest of Yunding for RMB20,000. The disposal of Yunding did not represent a strategic shift and did not have a major effect on the Group's operation.